Schedule of recognized deferred tax assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
IfrsStatementLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		₨ 9,848	₨ 8,953
OCI gratuity		1,238	1,043
Deferred tax assets	$ 135	11,086	9,996
Deferred tax liabilities	$ (87)	(7,150)	(11,513)
Deferred tax liability (asset)		3,936	(1,517)	₨ 985
Property plant and equipment intangible assets and ROU assets [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		3,248	3,596
Deferred tax liabilities		(7,150)	(11,513)
Deferred tax liability (asset)		(3,902)	(7,917)	(8,778)
Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		4,046	2,281
Deferred tax liability (asset)		4,046	2,281	4,656
Employee benefits [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		2,118	3,009
Deferred tax liability (asset)		2,118	3,009	2,531
Provision for expenses [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		142	25
Deferred tax liability (asset)		₨ 142	₨ 25	₨ 1,459